[logo] PIONEER Investments(R)







                                                          April 4, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F. Street, N.E.
Washington, DC  20549

Re:  Pioneer Series Trust VIII (the "Trust")
     (File Nos. 33-53746 and 811-07318)
     CIK No. 0000893660

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information for Pioneer International Value Fund (the "Fund"), a series of the Trust, that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 33 to the Trust's registration statement on Form N-1A filed electronically (Accession
No. 0000276776-14-000018) on March 25, 2014.

    If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.
                                                 Very truly yours,


                                              /s/ Daniel J. Hynes
                                                  Daniel J. Hynes
                                                  Senior Legal Product Manager



cc: Jeremy B Kantrowitz, Esq.
    Toby R. Serkin, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups."